Document and Entity Information	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	MASCOT PROPERTIES, INC.	MASCOT PROPERTIES, INC.
Entity Central Index Key	0001520358	0001520358
Document Type	S-1	S-1
Document Period End Date	Sep 30, 2012	Jun 30, 2012
Amendment Flag	true	true
Amendment Description

The purpose of this Amendment No.1 (the “Amendment”) to the Mascot Properties, Inc. (the “Company”) Post-Effective Amendment, originally filed with the U.S. Securities and Exchange Commission on December 18, 2012 (the “Post Effective Amendment”), is to furnish Exhibit 101 to the Post-Effective Amendment in accordance with Rule 405 of Regulation S-T and.

Pursuant to rule 406T of Regulation S–T, the interactive data files on Exhibit 101 attached hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liabilities under those sections.

The purpose of this Amendment No.1 (the “Amendment”) to the Mascot Properties, Inc. (the “Company”) Post-Effective Amendment, originally filed with the U.S. Securities and Exchange Commission on December 18, 2012 (the “Post Effective Amendment”), is to furnish Exhibit 101 to the Post-Effective Amendment in accordance with Rule 405 of Regulation S-T and.

Pursuant to rule 406T of Regulation S–T, the interactive data files on Exhibit 101 attached hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liabilities under those sections.

Current Fiscal Year End Date	--06-30	--06-30
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company

Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS
Cash	$ 1,550	$ 81	$ 13
Total Current Assets	1,550	81	13
TOTAL ASSETS	1,550	81	13
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	3,210	7,753	5,500
Note payable - Related Parties	46,725	42,425	18,550
Total Current Liabilities	49,935	50,178	24,050
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.00001 par value, 20,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock, $0.00001 par value, 250,000,000 shares authorized, 104,208,000 and 104,208,000 shares issued and outstanding.	1,042	1,042	1,042
Additional paid-in capital	59,678	59,678	59,678
Deficit accumulated during the development stage	(109,105)	(110,817)	(84,757)
Total Stockholders' Equity (Deficit)	(48,385)	(50,097)	(24,037)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	$ 1,550	$ 81	$ 13

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	104,208,000	104,208,000	104,208,000
Common stock, shares outstanding	104,208,000	104,208,000	104,208,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
REVENUES	$ 0	$ 0				$ 0
OPERATING EXPENSES
Consulting Fees - Related Party	0	0	0	0	0	38,600
Professional Fees	1,510	7,725		1,000	38,600	56,545
General and administrative	778	4,435	16,525	16,510	55,035	17,960
Refund of General and administrative	(4,000)	0	9,535	3,744	17,182	(4,000)
Total Operating Expenses	(1,712)	12,160	26,060	21,254	110,817	109,105
INCOME (LOSS) FROM OPERATIONS	1,712	(12,160)	(26,060)	(21,254)	(110,817)	(109,105)
INCOME (LOSS) BEFORE INCOME TAXES	1,712	(12,160)	(26,060)	(21,254)	(110,817)	(109,105)
Income tax expense	0	0				0
NET INCOME (LOSS)	$ 1,712	$ (12,160)	$ (26,060)	$ (21,254)	$ (110,817)	$ (109,105)
BASIC INCOME (LOSS) PER COMMON SHARE	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	104,208,000	104,208,000	104,208,000	101,935,860

Shareholders Equity (Unaudited) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Beginning balances at Jul. 21, 2009	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balances, shares at Jul. 21, 2009	0	0
Issuance of common stock on cash		1,042	59,678	0	60,720
Issuance of common stock on cash, shares		104,208,000
Net loss				(63,503)	(63,503)
Ending balances at Jun. 30, 2010	0	1,042	59,678	(63,503)	(2,783)
Ending balances, shares at Jun. 30, 2010	0	104,208,000
Net loss				(21,254)	(21,254)
Ending balances at Jun. 30, 2011	0				(24,037)
Ending balances, shares at Jun. 30, 2011	0	1,042	59,678	(84,757)	(24,037)
Issuance of common stock on cash		104,208,000
Net loss				(26,060)	(26,060)
Ending balances at Jun. 30, 2012	$ 0	$ 1,042	$ 59,678	$ (110,817)	$ (50,097)
Ending balances, shares at Jun. 30, 2012	0	104,208,000

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
OPERATING ACTIVITIES
Net loss	$ 1,712	$ (12,160)	$ (26,060)	$ (21,254)	$ (110,817)	$ (109,105)
Adjustments to reconcile net loss to net cash used by operating activities:
Increase (decrease) In accounts payable and accrued expenses	(4,543)	0	2,253	2,000	7,753	3,210
Net Cash Used in Operating Activities	(2,831)	(12,160)	(23,807)	(19,254)	(103,064)	(105,895)
INVESTING ACTIVITIES
Net Cash Used in Investing Activities	0	0				0
FINANCING ACTIVITIES
Proceeds from Notes Payable - Related Parties	4,300	12,225	23,875	18,550	42,425	46,725
Common stock issued for cash	0	0			60,720	60,720
Net Cash Provided by Financing Activities	4,300	12,225	23,875	18,550	103,145	107,445
NET INCREASE (DECREASE) IN CASH	1,469	65	68	(704)	81	1,550
CASH AT BEGINNING OF PERIOD	81	13	13	717
CASH AT END OF PERIOD	1,550	78	81	13	81	1,550
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION CASH PAID FOR:
Interest	0	0				0
Income Taxes	$ 0	$ 0				$ 0

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The financial statements presented are those of Mascot Properties, Inc.  The Company was originally incorporated under the laws of the state of Nevada on July 22, 2009.  The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company.    Mascot Properties, Inc. operates in the management of real estate properties, primarily related to student housing and services near universities.

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, the accompanying balance sheets and related statements of income, cash flows, and stockholders’ equity include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses.  Actual results and outcomes may differ from management’s estimates and assumptions.

Interim results are not necessarily indicative of results for a full year.  Our interim condensed financial statements should be read in conjunction with the financial statements from our June 30, 2012 audited financial statements.

Accounting Basis

The basis is accounting principles generally accepted in the United States of America.  The Company has adopted a June 30th year end.

Recent Accounting Pronouncements

The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The financial statements presented are those of Mascot Properties, Inc. The Company was originally incorporated under the laws of the state of Nevada on July 22, 2009.

The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company. Mascot Properties, Inc. operates in the management of real estate properties, primarily related to student housing and services near universities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Dividends

The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during any of the periods shown.

Revenue Recognition

Revenue is recognized in accordance with the criteria established in the accounting literature regarding recognition of revenues, specifically, FASB Accounting Standards Codification topic 605, “Revenue Recognition”. Revenues and related expenses from rendering property management services are recognized when services are completed and billed. In some situations, we may receive advance payments from our customers. The Company will defer revenue associated with these advance payments until it has completed the contracted services.

Property

The Company does not own or rent any property. Office space is provided by the Company's president at no charge.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred. Advertising expense for the year ended June 30, 2012, and June 30, 2011 was $-0- and $ -0-.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. As at June 30, 2012, and June 30, 2011 the Company had no cash equivalents.

Basic (Loss) per Common Share

Basic (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of June 30, 2012 and 2011.

	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011

Net (Loss)	$(26,060)	$(21,254)
Weighted Average Shares	104,208,000	101,935,860
Net (Loss) Per share	$(0.00)	$(0.00)

Income Taxes

The Company provides for income taxes under ASC 740 “Accounting for Income Taxes”. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39% to net loss before provision for income taxes for the following reasons:

	For the Year Ending June 30, 2012		For the Year Ending June 30, 2011
Net (Loss)		$(26,060)		$(21,254)
Income tax expense at statutory rate		(10,163)		(8,290)
Net deferred tax asset		10,163		8,290
Income tax expense per books	$	-)	$	-)

Net deferred tax assets consist of the following components as of:

	For the Year Ending June 30, 2012	For the Year Ending June 30, 2011
NOL carryover	$10,163)	$8,290)
Valuation allowance	(10,163)	(8,290)
Net deferred tax asset	$-	$-

The Company’s net operating losses are schedule to expire between 2029 and 2032.

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Accounting Basis

The basis is accounting principles generally accepted in the United States of America. The Company has adopted a June 30th year end.

Stock-based compensation.

As of June 30, 2012, and June 30, 2011 the Company has not issued any share-based payments.

The Company records stock-based compensation in accordance with ASC 718 using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Recent Accounting Pronouncements

The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

Going Concern	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Going Concern
Going Concern

2. GOING CONCERN

These financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. For the three months ending September 30, 2012, the Company recognized no sales revenue and reported net income of $1,712 as a result of a refund of a prior period expense.  As of September 30, 2012, the Company had an accumulated deficit of $109,105.  The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. Additionally the Company is actively seeking merger partners and strategic alliances in order to accelerate its growth in the industry. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2.	GOING CONCERN

These financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. During the year ended June 30, 2012, the Company recognized no sales revenue and incurred a net loss of $26,060. As of June 30, 2012, the Company had an accumulated deficit of $110,817. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. Additionally the Company is actively seeking merger partners and strategic alliances in order to accelerate its growth in the industry. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Equity [Abstract]
Stockholders' Equity

3 STOCKHOLDERS’ EQUITY

The stockholders' equity section of the Company contains the following classes of Capital stock as of September 30, 2012, respectively:

•	Preferred stock, $0.00001 par value, 20,000,000 shares authorized 0 shares issued and outstanding.

•	Common Stock, $0.00001 par value, 250,000,000 shares authorized 104,208,000 shares issued and outstanding.

COMMON STOCK

•	On July 22, 2009, the Company entered into an agreement with its founder, Mr. David Dreslin, for the sale of 80,000,000 shares of common stock at a price of $0.0000025 per share. The Company realized $200 from this subscription.

•	On August 27, 2009, the Company entered into an agreement with two different investors for the sale of 24,000,000 shares of common stock at a price of $0.0025 per share. The Company realized $60,000 from these subscriptions.

•	On June 30, 2010, the Company entered into an agreement for the sale of 208,000 shares at a price of $0.0025 per share to 38 different investors. The Company realized $520 from these subscriptions.

•	The company's board of directors authorized a four-for-one stock split effective on June 30, 2010. Each shareholder of record on June 30, 2010 received three additional shares of common stock for each share held on that date. All share and related information presented in these financial statements and accompanying footnotes reflect the increased number of shares resulting from this action.

3	STOCKHOLDERS’ EQUITY

The stockholders' equity section of the Company contains the following classes of Capital stock as of June 30, 2012, and June 30, 2011 respectively:

•	Preferred Stock, $0.00001 par value, 20,000,000 shares authorized 0 and 0 shares issued and outstanding.

•	Common Stock, $0.00001 par value, 250,000,000 shares authorized 104,208,000 and 104,208,000 shares issued and outstanding.

COMMON STOCK

•	On July 22, 2009, the Company entered into an agreement with one of its founders for the sale of 80,000,000 shares of common stock at a price of $0.0000025 per share. The Company realized $200 from this subscription.

•	On August 27, 2009, we entered into an agreement with two different investors for the sale of 24,000,000 shares of common stock at a price of $0.0025 per share. The Company realized $60,000 from these subscriptions.

•	On June 30, 2010, the Company entered into an agreement for the sale of 208,000 shares at a price of $0.0025 per share to 38 different investors. The Company realized $520 from these subscriptions.

•	The company's board of directors authorized a four-for-one stock split effective on June 30, 2010. Each shareholder of record on June 30, 2010 received three additional shares of common stock for each share held on that date. All share and related information presented in these financial statements and accompanying footnotes reflect the increased number of shares resulting from this action.

Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

4 RELATED PARTY TRANSACTIONS

Consulting Services – Related Party

The Company’s founder and majority shareholders provide various consulting services to the Company for which they are compensated.  For the three months ending September 30, 2012, and the period from inception on July 22, 2009 through September 30, 2012 consultant fees paid were $-0- and $38,600.

Note Payable – Related Party

At September 30, 2012 and June 30, 2012, the Company owed $46,725 and $42,425, respectively, as loans from officers.  The notes have no definitive payment terms and bear no interest.  The Company will pay the balance off when it has the available funds.

4	RELATED PARTY TRANSACTION

Consulting Services – Related Party

The Company’s founder and majority shareholders provide various consulting services to the Company for which they are compensated. For the year ended June 30, 2012, and June 30, 2011 consultant fees paid were $-0- and $1,000.

Note Payable – Related Party

For the years ended June 30, 2012 and 2011, the Company received $23,875 and $18,550 respectively, as loans from related parties that provide consulting services to the Company for operating expenses. The notes have no definitive payment terms and bear no interest. The Company will pay the balance off when it has the available funds.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5 COMMITMENTS AND CONTINGENCIES

Commitments

On April 1, 2011, the Company and its majority shareholder and President entered into an employment agreement. The agreement calls for an annual salary of $85,000 as well as benefits including vacation and health insurance.  The agreement includes a revenue milestone of $300,000 that must be reached before the payment or accrual of any salaries or benefits.  As this milestone has not been reached no payment or accrual has been made.  The agreement is not expected to have a material adverse effect on the Company’s financial condition.

5	COMMITMENTS AND CONTINGENCIES

Commitments

On April 1, 2011, the Company and its majority shareholder and President entered into an employment agreement. The agreement calls for an annual salary of $85,000 as well as benefits including vacation and health insurance. The agreement includes a revenue milestone of $300,000 that must be reached before the payment or accrual of any salaries or benefits. The agreement is not expected to have a material adverse effect on the Company’s financial condition.

Refund of General and Administrative Expense	3 Months Ended
Sep. 30, 2012
Refund Of General And Administrative Expense
Refund of General and Administrative Expense

6 REFUND OF GENERAL AND ADMINISTRATIVE EXPENSE

In August 2012, the Company received a refund of fees it had paid to its prior transfer agent for services to be performed in the prior calendar year.  The Company switched its transfer agent services in March 2012 resulting in the refund of the fees.

Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

7 SUBSEQUENT EVENTS

Management has evaluated all activity since September 30, 2012, through the date the financial statements were issued and has concluded that no subsequent events have occurred that would require recognition in the Financial Statements or disclosure in the Notes to the Financial Statements.

6	SUBSEQUENT EVENTS

Management has evaluated all activity since June 30, 2012, through the date the financial statements were issued and has concluded that no subsequent events have occurred that would require recognition in the Financial Statements or disclosure in the Notes to the Financial Statements.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
Nature of Business

Nature of Business

The financial statements presented are those of Mascot Properties, Inc.  The Company was originally incorporated under the laws of the state of Nevada on July 22, 2009.  The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company.    Mascot Properties, Inc. operates in the management of real estate properties, primarily related to student housing and services near universities.

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, the accompanying balance sheets and related statements of income, cash flows, and stockholders’ equity include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses.  Actual results and outcomes may differ from management’s estimates and assumptions.

Interim results are not necessarily indicative of results for a full year.  Our interim condensed financial statements should be read in conjunction with the financial statements from our June 30, 2012 audited financial statements.

Nature of Business

The financial statements presented are those of Mascot Properties, Inc. The Company was originally incorporated under the laws of the state of Nevada on July 22, 2009.

The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company. Mascot Properties, Inc. operates in the management of real estate properties, primarily related to student housing and services near universities.

Accounting Basis	Accounting Basis The basis is accounting principles generally accepted in the United States of America. The Company has adopted a June 30th year end.	Accounting Basis The basis is accounting principles generally accepted in the United States of America. The Company has adopted a June 30th year end.
Recent Accounting Pronouncements	Recent Accounting Pronouncements The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.	Recent Accounting Pronouncements The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Dividends		Dividends The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during any of the periods shown.
Revenue Recognition

Revenue Recognition

Revenue is recognized in accordance with the criteria established in the accounting literature regarding recognition of revenues, specifically, FASB Accounting Standards Codification topic 605, “Revenue Recognition”. Revenues and related expenses from rendering property management services are recognized when services are completed and billed. In some situations, we may receive advance payments from our customers. The Company will defer revenue associated with these advance payments until it has completed the contracted services.

Property		Property The Company does not own or rent any property. Office space is provided by the Company's president at no charge.
Advertising Costs		Advertising Costs The Company’s policy regarding advertising is to expense advertising when incurred. Advertising expense for the year ended June 30, 2012, and June 30, 2011 was $-0- and $ -0-.
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. As at June 30, 2012, and June 30, 2011 the Company had no cash equivalents.

Basic (Loss) per Common Share

Basic (Loss) per Common Share

Basic (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of June 30, 2012 and 2011.

	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011

Net (Loss)	$(26,060)	$(21,254)
Weighted Average Shares	104,208,000	101,935,860
Net (Loss) Per share	$(0.00)	$(0.00)

Income Taxes

Income Taxes

The Company provides for income taxes under ASC 740 “Accounting for Income Taxes”. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39% to net loss before provision for income taxes for the following reasons:

	For the Year Ending June 30, 2012		For the Year Ending June 30, 2011
Net (Loss)		$(26,060)		$(21,254)
Income tax expense at statutory rate		(10,163)		(8,290)
Net deferred tax asset		10,163		8,290
Income tax expense per books	$	-)	$	-)

Net deferred tax assets consist of the following components as of:

	For the Year Ending June 30, 2012	For the Year Ending June 30, 2011
NOL carryover	$10,163)	$8,290)
Valuation allowance	(10,163)	(8,290)
Net deferred tax asset	$-	$-

The Company’s net operating losses are schedule to expire between 2029 and 2032.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock Based Compensation

Stock-based compensation.

As of June 30, 2012, and June 30, 2011 the Company has not issued any share-based payments.

The Company records stock-based compensation in accordance with ASC 718 using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Common Stock Equivalents Outstanding

There are no such common stock equivalents outstanding as of June 30, 2012 and 2011.

	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011

Net (Loss)	$(26,060)	$(21,254)
Weighted Average Shares	104,208,000	101,935,860
Net (Loss) Per share	$(0.00)	$(0.00)

Schedule of Federal Income Tax

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39% to net loss before provision for income taxes for the following reasons:

	For the Year Ending June 30, 2012		For the Year Ending June 30, 2011
Net (Loss)		$(26,060)		$(21,254)
Income tax expense at statutory rate		(10,163)		(8,290)
Net deferred tax asset		10,163		8,290
Income tax expense per books	$	-)	$	-)

Schedule of Deferred Tax Assets and Liabilities

Net deferred tax assets consist of the following components as of:

	For the Year Ending June 30, 2012	For the Year Ending June 30, 2011
NOL carryover	$10,163)	$8,290)
Valuation allowance	(10,163)	(8,290)
Net deferred tax asset	$-	$-

Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Advertising costs	$ 0	$ 0
Statutory federal income tax rate	39.00%

Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents Outstanding (Details) (USD $)	3 Months Ended		11 Months Ended	12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Accounting Policies [Abstract]
Net (Loss)	$ 1,712	$ (12,160)	$ (63,503)	$ (26,060)	$ (21,254)	$ (110,817)	$ (109,105)
Weighted Average Shares				104,208,000	101,935,860
Net (Loss) Per share	$ 0	$ 0		$ 0	$ 0

Summary of Significant Accounting Policies - Schedule of Federal Income Tax (Details) (USD $)	3 Months Ended		11 Months Ended	12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Accounting Policies [Abstract]
Net (Loss)	$ 1,712	$ (12,160)	$ (63,503)	$ (26,060)	$ (21,254)	$ (110,817)	$ (109,105)
Income tax expense at statutory rate				(10,163)	(8,290)
Net deferred tax asset				10,163	8,290	10,163
Income tax expense per books	$ 0	$ 0					$ 0

Summary of Significant Accounting Policies - Schedule of Components of Deferred Tax Assets (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Abstract]
NOL carryover	$ 10,163	$ 8,290
Valuation allowance	(10,163)	(8,290)
Net deferred tax asset

Going Concern (Details Narrative) (USD $)	3 Months Ended		11 Months Ended	12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Net income (loss)	$ 1,712	$ (12,160)	$ (63,503)	$ (26,060)	$ (21,254)	$ (110,817)	$ (109,105)
Accumulated deficit	$ 109,105			$ 110,817		$ 110,817	$ 109,105

Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended			3 Months Ended		35 Months Ended	38 Months Ended
	Jun. 30, 2010	Aug. 27, 2009	Jul. 22, 2009	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2011	Jul. 23, 2009
Preferred stock, par value				$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized				20,000,000		20,000,000	20,000,000	20,000,000
Preferred stock, shares issued				0		0	0	0
Preferred stock, shares outstanding				0		0	0	0
Common stock, par value				$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized				250,000,000		250,000,000	250,000,000	250,000,000
Common stock, shares issued				104,208,000		104,208,000	104,208,000	104,208,000
Common stock, shares outstanding				104,208,000		104,208,000	104,208,000	104,208,000
Number of common stock sold	208,000	24,000,000	80,000,000
Common stock, sale price	$ 0.0025	$ 0.0025							$ 0.0000025
Proceeds from sale of common stock	$ 520	$ 60,000	$ 200	$ 0	$ 0	$ 60,720	$ 60,720

Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Consultant fees	$ 0	$ 0	$ 0	$ 0	$ 0	$ 38,600
Notes payable - related parties	$ 46,725		$ 42,425	$ 18,550	$ 42,425	$ 46,725

Commitments and Contingencies (Details Narrative) (USD $)	0 Months Ended
Apr. 01, 2011
Annual salary including vacation and health insurance	$ 85,000
Amount of revenue milestone to receive payment of benefits	$ 300,000